U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI 53202

August 4, 2005

Via Edgar Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Trust for Professional Managers (the “Trust”)
File Nos.: 333-62298, 811-10401

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cookson Peirce Core Equity Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated August 3, 2005, and filed electronically as Post-Effective Amendment No. 10 to the Fund’s Registration Statement on Form N-1A on August 1, 2005.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Lohrey

Rachel A. Lohrey
For U.S. Bancorp Fund Services, LLC